Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Summary of Financial Assets Classified by Type and Category

	12-31-2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other receivables	—	1,530,797,366	—	—
Derivative instruments	1,196	—	1,950,008	8,582,940
Other financial assets	—	10,807,718	—	—
Total Current	1,196	1,541,605,084	2,077,862	8,582,940

Equity instruments	—	—	2,326,422	—
Trade and other receivables	—	1,159,251,669	—	—
Derivative instruments	—	—	—	—
Other financial assets	2,319,881	—	—	—
Total Non-current	2,319,881	1,159,251,669	2,326,422	—

Total	2,321,077	2,700,856,753	4,404,284	8,582,940

	12-31-2023
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other receivables	—	1,496,875,382	—	—
Derivative instruments	46,128	—	2,693,292	58,009,661
Other financial assets	—	9,552,991	—	—
Total Current	46,128	1,506,428,373	2,821,146	58,009,661

Equity instruments	—	—	2,326,466	—
Trade and other receivables	—	903,678,141	—	—
Derivative instruments	—	—	—	9,275,919
Total Non-current	—	903,678,141	2,326,466	9,275,919

Total	46,128	2,410,106,514	5,147,612	67,285,580

Summary of Financial Liabilities Classified by Type and Category

	12-31-2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
		ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	61,229,866	—	—
Trade and other payables	—	1,828,004,718	—	—
Derivative instruments	16,616	—	729,271	22,461,567
Other financial liabilities	—	26,886,119	—	—
Total Current	16,616	1,916,120,703	729,271	22,461,567

Interest-bearing loans	—	2,368,746,913	—	—
Trade and other payables	—	1,981,976,990	—	—
Derivative instruments	—	—	—	5,215,190
Other financial liabilities	—	267,718,931	—	—
Total Non-current	—	4,618,442,834	—	5,215,190

Total	16,616	6,534,563,537	729,271	27,676,757

	12-31-2023
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	542,220,313	—	—
Trade and other payables	—	1,911,613,832	—	—
Derivative instruments	640	—	15,456,599	72,793,962
Other financial liabilities	—	24,138,193	—	—
Total Current	640	2,477,972,338	15,456,599	72,793,962

Interest-bearing loans	—	1,897,563,167	—	—
Trade and other payables	—	1,630,326,076	—	—
Derivative instruments	—	—	—	6,949,774
Other financial liabilities	—	243,924,027	—	—
Total Non-current	—	3,771,813,270	—	6,949,774

Total	640	6,249,785,608	15,456,599	79,743,736

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

	12-31-2024				12-31-2023
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	74,283	—	—	3,118,600	1,075,171	—	—	—
Cash flow hedge	74,283	—	—	3,118,600	1,075,171	—	—	—
Exchange rate hedge:	8,508,657	—	22,461,567	2,096,590	56,934,490	9,275,919	72,793,962	6,949,774
Cash flow hedge (i)	8,508,657	—	22,461,567	2,096,590	56,934,490	9,275,919	72,793,962	6,949,774
TOTAL	8,582,940	—	22,461,567	5,215,190	58,009,661	9,275,919	72,793,962	6,949,774

	12-31-2024				12-31-2023
	Assets		Liabilities		Assets		Liabilities
Description of Instruments covered	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Finance debt	8,582,940	-	7,627,420	5,215,190	46,969,512	8,252,744	37,011,496	5,004,408
Investments in property, plant & equipment	-	-	278,000	-	715,556	229,145	597,382	-
Operating income (i)	-	-	14,556,147	-	9,228,335	794,030	34,222,093	1,945,366
Other	-	-	-	-	1,096,258	-	962,991	-
TOTAL	8,582,940	-	22,461,567	5,215,190	58,009,661	9,275,919	72,793,962	6,949,774

(i) Considering the anticipated change in functional currency for Enel Generación Chile, the accounting hedges associated with a portion of the revenues of this subsidiary, which are directly linked to the evaluation of the US dollar, lose their effectiveness. Therefore, due to the change in risk management objectives, they were prospectively discontinued. At the end of the 2024 fiscal year, the accumulated amount in the cash flow hedge reserves, where financial derivatives were defined as the hedging instrument, amounted to ThCh$98,638,969, before taxes and minority interests. This amount was fully recognized as lower revenues for 2024 (see Notes 20.3, 28.1, and 41.i).

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

				Fair value of	Fair value of
Type of	Description	Description	Type	hedged item	hedged item
hedge	of hedged	of hedged	of	12-31-2024	12-31-2023
instrument	risk	item	risk hedged	ThCh$	ThCh$
SWAP	Exchange rate	Unsecured obligations (bonds)	Cash flow	(1,215,353)	12,131,181
SWAP	Interest rate	Loans with related parties	Cash flow	(3,044,317)	1,075,171
FORWARD	Exchange rate	Operating income	Cash flow	(14,556,147)	(26,145,093)
FORWARD	Exchange rate	Investments in property, plant & equipment	Cash flow	(278,000)	347,318
FORWARD	Interest rate	Other	Cash flow	—	133,267

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

	12-31-2024				12-31-2023
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	—	14,145	—	—	46,128	640	—	—
Total	—	14,145	—	—	46,128	640	—	—

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

	12-31-2024
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$
Interest rate hedge:	(3,044,317)	—	—	—	—	—	284,987,560	284,987,560
Cash flow hedge	(3,044,317)	—	—	—	—	—	284,987,560	284,987,560
Exchange rate hedge:	(16,049,500)	227,318,765	—	—	—	177,585,979	—	404,904,743
Cash flow hedge	(16,049,500)	227,318,765	—	—	—	177,585,979	—	404,904,743
Derivatives not designated for hedge accounting	(14,145)	2,227,579	—	—	—	—	—	2,227,579
TOTAL	(19,107,962)	229,546,344	—	—	—	177,585,979	284,987,560	692,119,882

	12-31-2023
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$
Interest rate hedge:	1,075,171	43,856,000	—	—	—	—	—	43,856,000
Cash flow hedge	1,075,171	43,856,000	—	—	—	—	—	43,856,000
Exchange rate hedge:	(13,533,327)	1,490,311,984	188,944,903	—	—	—	—	1,679,256,887
Cash flow hedge	(13,533,327)	1,490,311,984	188,944,903	—	—	—	—	1,679,256,887
Derivatives not designated for hedge accounting	45,488	3,707,241	—	—	—	—	—	3,707,241
TOTAL	(12,412,668)	1,537,875,225	188,944,903	—	—	—	—	1,726,820,128

Schedule of Financial Assets and Liabilities Measured at Fair Value

		Fair Value Measured at End of Reporting Period Using:
	12-31-2024	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	8,582,940	—	8,582,940	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	1,196	—	1,196	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	1,950,008	—	1,950,008	—
Equity instruments at fair value through other comprehensive income	2,454,276	2,326,422	127,854	—
Total	12,988,420	2,326,422	10,661,998	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	27,676,757	—	27,676,757	—
Financial derivatives not designated for hedge accounting	14,145	—	14,145	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	2,471	—	2,471	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	729,271	—	729,271	—
Total	28,422,644	—	28,422,644	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2023	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	67,285,580	—	67,285,580	—
Financial derivatives not designated for hedge accounting	46,128	—	46,128	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	2,693,291	—	2,693,291	—
Equity instruments at fair value through other comprehensive income	2,454,320	2,326,466	127,854	—
Total	72,479,319	2,326,466	70,152,853	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	79,743,736	—	79,743,736	—
Financial derivatives not designated for hedge accounting	640	—	640	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	15,456,599	—	15,456,599	—
Total	95,200,975	—	95,200,975	—